Summary Of Activity In Valuation Allowance For Mortgage Loans (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Activity in the valuation allowance for mortgage loans
Balance at end of period		$ 0
Mortgage loans, net of allowance [Member]
Activity in the valuation allowance for mortgage loans
Balance at beginning of year		26	$ 35	$ 44
Current period provision	[1]	2	(8)	(4)
Recoveries	[2]	(2)	(1)	(5)
Balance at end of period		$ 26	$ 26	$ 35

[1]	Includes specific reserve provisions and all changes in non-specific reserves.
[2]	Includes recoveries on sales and increases in the valuation of loans with specific reserves.